Operating Lease Agreements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Noncancellable lease agreements expiration date			Nov. 30, 2028
Rent expense	$ 1.3	$ 1.2	$ 4.7	$ 2.6
Future minimum lease receivable	$ 11.2		$ 11.2